Segment Information - Revenues by Product or Service (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues		$ 653,564	$ 610,299	$ 693,927
Wireless Service
Segment Reporting Information [Line Items]
Revenues	[1]	420,275	408,365	455,679
Fixed Broadband Service
Segment Reporting Information [Line Items]
Revenues	[1]	111,542	86,630	70,830
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues		112,872	106,259	157,506
Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues		8,875	9,045	9,912
New Zealand
Segment Reporting Information [Line Items]
Revenues		528,616	458,858	486,380
New Zealand | Fixed Broadband Service
Segment Reporting Information [Line Items]
Revenues		106,478	83,545	69,317
Bolivia
Segment Reporting Information [Line Items]
Revenues		124,631	151,001	206,804
Bolivia | Fixed Broadband Service
Segment Reporting Information [Line Items]
Revenues		5,064	3,085	1,513
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues		528,616	458,858	486,380
Operating Segments | New Zealand | Wireless Service
Segment Reporting Information [Line Items]
Revenues	[1]	302,704	266,630	261,218
Operating Segments | New Zealand | Fixed Broadband Service
Segment Reporting Information [Line Items]
Revenues	[1]	106,478	83,545	69,317
Operating Segments | New Zealand | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues		112,555	101,860	149,103
Operating Segments | New Zealand | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues		6,879	6,823	6,742
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues		124,631	151,001	206,804
Operating Segments | Bolivia | Wireless Service
Segment Reporting Information [Line Items]
Revenues	[1]	117,571	141,735	194,461
Operating Segments | Bolivia | Fixed Broadband Service
Segment Reporting Information [Line Items]
Revenues	[1]	5,064	3,085	1,513
Operating Segments | Bolivia | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues		317	4,399	8,403
Operating Segments | Bolivia | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues		1,679	1,782	2,427
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues		317	440	743
Corporate, Reconciling Items and Eliminations | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues		$ 317	$ 440	$ 743

[1]	Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.